Document and Entity Information	Nov. 25, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2020
Entity Registrant Name	CAI International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33388
Entity Tax Identification Number	94-3109229
Entity Address, Address Line One	Steuart Tower, 1 Market Plaza
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	788-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001388430
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CAI
Security Exchange Name	NYSE
8.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	CAI-PA
Security Exchange Name	NYSE
8.50% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.50% Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	CAI-PB
Security Exchange Name	NYSE